Derivative financial instruments - Summary of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	R$ 655,827,798	R$ 520,217,621	R$ 88,689,738
Derivative financial assets	R$ 13,148,767	R$ 4,085,004	R$ 1,692,031
Percentage of derivative financial assets	100.00%	100.00%	100.00%
Derivative financial liabilities, notional amount	R$ 610,429,450	R$ 492,067,822	R$ 86,580,121
Derivative financial liabilities	R$ 12,729,596	R$ 3,229,236	R$ 991,399
Percentage of derivative financial liabilities	100.00%	100.00%	100.00%
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 7,347,269	R$ 2,028,463	R$ 628,432
Derivative financial liabilities	6,927,096	1,763,063	153,152
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	547,743	1,306,020	471,882
Derivative financial liabilities	337,197	678,405	242,506
From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,253,755	750,521	591,717
Derivative financial liabilities	5,465,303	787,768	595,741
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	16,819,387	3,955,473	3,454,728
Derivative financial assets	R$ 637,693	R$ 1,133,768	R$ 244,262
Percentage of derivative financial assets	5.00%	27.00%	14.00%
Derivative financial liabilities, notional amount	R$ 5,517,378	R$ 3,420,857	R$ 3,981,304
Derivative financial liabilities	R$ 693,187	R$ 485,164	R$ 247,732
Percentage of derivative financial liabilities	5.00%	14.00%	25.00%
Swap contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 38,784	R$ 10,418	R$ 4,675
Derivative financial liabilities	75,816	15,838	7,710
Swap contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	156,750	700,668	25,054
Derivative financial liabilities	170,932	40,687	25,094
Swap contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	442,159	422,682	214,533
Derivative financial liabilities	446,439	428,639	214,928
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	14,566,817	1,857,542	809,202
Derivative financial assets	R$ 5,901,156	R$ 187,392	R$ 573,963
Percentage of derivative financial assets	45.00%	5.00%	34.00%
Derivative financial liabilities, notional amount	R$ 10,248,842	R$ 164,209	R$ 19,142
Derivative financial liabilities	R$ 5,492,148	R$ 2,480	R$ 17,170
Percentage of derivative financial liabilities	43.00%	1.00%	2.00%
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 5,651,129	R$ 159,163	R$ 363,863
Derivative financial liabilities	5,458,963	1,693	16,972
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	161,202	28,175	210,100
Derivative financial liabilities	13,058	325	25
Forward contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	88,825	54
Derivative financial liabilities	20,127	462	173
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	22,282,253	15,920,584	5,679,425
Derivative financial assets	7,451	R$ 21,809	R$ 6,599
Percentage of derivative financial assets		1.00%	1.00%
Derivative financial liabilities, notional amount	20,343,451
Derivative financial liabilities	19,745
Futures contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,451	R$ 21,809	R$ 4,613
Derivative financial liabilities	19,745
Futures contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets			1,986
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, notional amount	602,159,341	498,484,022	78,746,383
Derivative financial assets	R$ 6,602,467	R$ 2,742,035	R$ 867,207
Percentage of derivative financial assets	50.00%	67.00%	51.00%
Derivative financial liabilities, notional amount	R$ 574,319,779	R$ 488,482,756	R$ 82,579,675
Derivative financial liabilities	R$ 6,524,516	R$ 2,741,592	R$ 726,497
Percentage of derivative financial liabilities	52.00%	85.00%	73.00%
Option contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 1,649,905	R$ 1,837,073	R$ 255,281
Derivative financial liabilities	1,372,572	1,745,532	128,470
Option contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	229,791	577,177	234,742
Derivative financial liabilities	153,207	637,393	217,387
Option contract [member] | From 3 to 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4,722,771	327,785	377,184
Derivative financial liabilities	R$ 4,998,737	R$ 358,667	R$ 380,640